245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Commonwealth Trust II (the trust): File Nos. 333-139428 and 811-21990

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust